Stated capital - Share options and SARs held by executives (Details) R / shares in Units, shares in Thousands	12 Months Ended
	Mar. 31, 2018 ZAR (R) shares R / shares	Mar. 31, 2017 ZAR (R) shares R / shares	Mar. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	9,100	13,750
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	28,039	20,810	14,435
Performance condition
Minimum shareholder return	10.00%
Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
JSE share price on grant date (in ZAR per share) | R / shares	R 3.45
Performance condition
Minimum shareholder return	10.00%
Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)		2,750
Option strike price (in ZAR per share) | R		R 1.54
JSE share price on grant date (in ZAR per share) | R		R 1.60
Performance condition
Minimum shareholder return		10.00%
Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	5,600	7,500
Option strike price (in ZAR per share) | R	R 2.46	R 2.46
JSE share price on grant date (in ZAR per share) | R	R 3.00	R 3.00
Performance condition
Minimum shareholder return	10.00%	10.00%
Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3,500	3,500
Option strike price (in ZAR per share) | R	R 4.11	R 4.11
JSE share price on grant date (in ZAR per share) | R	R 4.11	R 4.11
Performance condition
Minimum shareholder return	10.00%	10.00%
Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
JSE share price on grant date (in ZAR per share) | R / shares	R 3.19	R 3.19
Performance condition
Minimum shareholder return	10.00%	10.00%
Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
JSE share price on grant date (in ZAR per share) | R / shares	R 2.89	R 2.89
Performance condition
Minimum shareholder return	10.00%	10.00%
Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
JSE share price on grant date (in ZAR per share) | R / shares	R 3.28	R 3.28
Performance condition
Minimum shareholder return	10.00%	10.00%
Group Executives | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	14,900	9,400
Group Executives | Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	5,500
Group Executives | Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	2,950	2,950
Group Executives | Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	2,950	2,950
Group Executives | Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	3,500	3,500
S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	2,500	2,500
S Joselowitz | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	3,100	2,000
S Joselowitz | Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,100
S Joselowitz | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)		0
S Joselowitz | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	2,500	2,500
S Joselowitz | Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	0	0
S Joselowitz | Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,000	1,000
S Joselowitz | Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,000	1,000
S Joselowitz | Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	0	0
C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3,500	5,500
C Tasker | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	3,475	2,375
C Tasker | Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,100
C Tasker | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)		2,000
Option strike price (in ZAR per share) | R	R 1.54
JSE share price on grant date (in ZAR per share) | R	R 6.28
Performance condition
Minimum shareholder return	10.00%
C Tasker | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	2,000	2,000
C Tasker | Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,500	1,500
C Tasker | Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	750	750
C Tasker | Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	750	750
C Tasker | Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	875	875
P Dell | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	2,375	1,275
P Dell | Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,100
P Dell | Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	200	200
P Dell | Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	200	200
P Dell | Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	875	875
G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	2,100	3,250
G Pretorius | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	2,975	1,875
G Pretorius | Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,100
G Pretorius | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)		750
Option strike price (in ZAR per share) | R	R 1.54
JSE share price on grant date (in ZAR per share) | R	R 6.48
Performance condition
Minimum shareholder return	10.00%
G Pretorius | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,100	1,500
Option strike price (in ZAR per share) | R	R 2.46
JSE share price on grant date (in ZAR per share) | R	R 4.51
Performance condition
Minimum shareholder return	10.00%
G Pretorius | Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000	1,000
G Pretorius | Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	500	500
G Pretorius | Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	500	500
G Pretorius | Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	875	875
C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000	2,500
C Lewis | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	2,975	1,875
C Lewis | Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	1,100
C Lewis | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)		0
C Lewis | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	0	1,500
Option strike price (in ZAR per share) | R	R 2.46
JSE share price on grant date (in ZAR per share) | R	R 6.00
Performance condition
Minimum shareholder return	10.00%
C Lewis | Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000	1,000
C Lewis | Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	500	500
C Lewis | Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	500	500
C Lewis | Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SARs outstanding (in shares)	875	875